Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Financial Information for Continuing Operations

Segment financial information for continuing operations for the years ended December 31, 2012, 2011 and 2010, is as follows:

	Year Ended December 31, 2012
	(millions of dollars)
	Power Delivery	Pepco Energy Services		Other Non- Regulated		Corporate and Other(a)	PHI Consolidated
Operating Revenue	$4,378	$256	(b)	$52		$(11)	$4,675
Operating Expenses (c)	3,847	271	(b)(d)	(34	)(e)	(36)	4,048
Operating Income	531	(15)		86		25	627
Interest Income	1	1		4		(5)	1
Interest Expense	219	2		11		34	266
Impairment Losses	—	—		(1)		—	(1)
Other Income	32	1		—		3	36
Preferred Stock Dividends	—	—		3		(3)	—
Income Tax Expense (Benefit)	110	(7)		35	(f)	—	138
Net Income (Loss) from Continuing Operations	235	(8)		40	(e)	(8)	259
Total Assets	12,149	342		1,361		1,904	15,756
Construction Expenditures	$1,168	$11		$—		$37	$1,216

(a)	Total Assets in this column includes Pepco Holdings’ goodwill balance of $1.4 billion, all of which is allocated to Power Delivery for purposes of assessing impairment. Total assets also include capital expenditures related to certain hardware and software expenditures which primarily benefit Power Delivery. These expenditures are recorded as incurred in the Corporate and Other segment and are allocated to Power Delivery once the assets are placed in service. Corporate and Other includes intercompany amounts of $(11) million for Operating Revenue, $(10) million for Operating Expenses, $(21) million for Interest Income, $(18) million for Interest Expense and $(3) million for Preferred Stock Dividends.
(b)	Includes $9 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(c)	Includes depreciation and amortization expense of $454 million, consisting of $416 million for Power Delivery, $14 million for Pepco Energy Services, $2 million for Other Non-Regulated and $22 million for Corporate and Other.
(d)	Includes impairment losses of $12 million pre-tax ($7 million after-tax) at Pepco Energy Services associated primarily with investments in landfill gas-fired electric generation facilities, and the combustion turbines at Buzzard Point.
(e)	Includes $39 million pre-tax ($9 million after-tax) gain from the early termination of finance leases held in trust.
(f)	Includes a $16 million charge related to the recognition of the tax consequences associated with the early termination of finance leases held in trust.

	Year Ended December 31, 2011
	Power Delivery	Pepco Energy Services	Other Non- Regulated		Corporate and Other(a)	PHI Consolidated
Operating Revenue	$4,650	$330	$48	(b)	$(16)	$5,012
Operating Expenses (c)	4,150	301	(30	)(b)(d)	(43)	4,378
Operating Income	500	29	78		27	634
Interest Income	1	1	4		(5)	1
Interest Expense	208	2	13		30	253
Impairment Losses	—	—	—		(5)	(5)
Other Income (Expenses)	29	2	(4)		2	29
Preferred Stock Dividends	—	—	3		(3)	—
Income Tax Expense (e)	112	8	27		1	148
Net Income (Loss) from Continuing Operations	210	22	35	(d)	(9)	258
Total Assets	11,008	529	1,499		1,838	14,874
Construction Expenditures	$888	$14	$—		$39	$941

(a)	Total Assets in this column includes Pepco Holdings’ goodwill balance of $1.4 billion, all of which is allocated to Power Delivery for purposes of assessing impairment. Total assets also include capital expenditures related to certain hardware and software expenditures which primarily benefit Power Delivery. These expenditures are recorded as incurred in the Corporate and Other segment and are allocated to Power Delivery once the assets are placed in service. Corporate and Other includes intercompany amounts of $(16) million for Operating Revenue, $(15) million for Operating Expense, $(22) million for Interest Income, $(22) million for Interest Expense, and $(3) million for Preferred Stock Dividends.
(b)	Includes $15 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(c)	Includes depreciation and amortization expense of $425 million, consisting of $394 million for Power Delivery, $16 million for Pepco Energy Services, $2 million for Other Non-Regulated, and $13 million for Corporate and Other.
(d)	Includes $39 million pre-tax ($3 million after-tax) gain from the early termination of cross-border energy leases held in trust.
(e)	Includes tax benefits of $14 million for Power Delivery primarily associated with an interest benefit related to federal tax liabilities and a $22 million charge for Other Non-Regulated related to the recognition of the tax consequences associated with the early termination of cross-border energy leases held in trust.

	Year Ended December 31, 2010
	(millions of dollars)
	Power Delivery		Pepco Energy Services		Other Non- Regulated	Corporate and Other(a)		PHI Consolidated
Operating Revenue	$5,114		$304	(b)	$54	$(12)		$5,460
Operating Expenses (c)(d)	4,611	(e)	280	(b)	6	(14)		4,883
Operating Income	503		24		48	2		577
Interest Income	2		1		3	(6)		—
Interest Expense	207		2		12	71		292
Other Income (Expenses)	20		2		(2)	1		21
Loss on Extinguishment of Debt	—		—		—	(189	)(f)	(189)
Preferred Stock Dividends	—		—		3	(3)		—
Income Tax Expense (Benefit)	112	(g)	9		9	(132	)(h)	(2)
Net Income (Loss) from Continuing Operations	206		16		25	(128)		119
Total Assets	10,621		511		1,537	1,582		14,251
Construction Expenditures	$765		$7		$—	$30		$802

(a)	Total Assets in this column includes Pepco Holdings’ goodwill balance of $1.4 billion, all of which is allocated to Power Delivery for purposes of assessing impairment. Total assets also include capital expenditures related to certain hardware and software expenditures which primarily benefit Power Delivery. These expenditures are recorded as incurred in the Corporate and Other segment and are allocated to Power Delivery once the assets are placed in service. Corporate and Other includes intercompany amounts of $(12) million for Operating Revenue, $(10) million for Operating Expense, $(36) million for Interest Income, $(36) million for Interest Expense, and $(3) million for Preferred Stock Dividends.
(b)	Includes $17 million of intra-company revenues (and associated costs) previously eliminated in consolidation which will continue to be recognized from third parties subsequent to the completion of the wind down of the Pepco Energy Services’ retail electric and natural gas supply businesses.
(c)	Includes depreciation and amortization expense of $392 million, consisting of $357 million for Power Delivery, $23 million for Pepco Energy Services, $1 million for Other Non-Regulated, and $11 million for Corporate and Other.
(d)	Includes restructuring charge of $30 million, consisting of $29 million for Power Delivery and $1 million for Corporate and Other.
(e)	Includes $11 million expense related to effects of Pepco divestiture-related claims.
(f)	Includes $174 million ($104 million after-tax) related to loss on extinguishment of debt and $15 million ($9 million after-tax) related to the reclassification of treasury rate lock losses from AOCL to income related to cash tender offers for debt made in 2010.
(g)	Includes $12 million of net Federal and state income tax benefits primarily related to adjustments of accrued interest on uncertain and effectively settled tax positions.
(h)	Includes $14 million of state tax benefits resulting from the restructuring of certain PHI subsidiaries and $17 million of state income tax benefits associated with the loss on extinguishment of debt, partially offset by a charge of $3 million to write off deferred tax assets related to the subsidy pursuant to the prescription drug benefit (Medicare Part D) under the Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Medicare Act).